OTHER OPERATING INCOME / (EXPENSE) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income / (Expense) [Line Items]
Fair value of contingent consideration	$ 413,000	$ 5,384,000
Fair value gain on contingent consideration	1,870,000	0	$ 0
Continuous Glucose Monitoring Technology [Member]
Other Operating Income / (Expense) [Line Items]
Fair value of contingent consideration	0	1,900,000
Liability remeasured	0
Fair value gain on contingent consideration	1,900,000
Paycheck Protection Program Loan [Member]
Other Operating Income / (Expense) [Line Items]
Loans payable in default		1,827,000
Loan Income		2,165,000
Interest payable		$ 338,000
Once‑off costs, Credit recognised	200,000
Other finance costs, Credit recognised	$ 200,000